CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revenues	$ 0		$ 0	$ 0	$ 0
General and administrative expenses	6,677,000		2,000	2,000	8,132,000		$ 1,030,000
Loss from operations	(6,677,000)		(2,000)	(2,000)	(8,132,000)		(1,030,000)
Other income (expense) ?
Income from Trust Account	10,000	$ 26,000			29,000	$ 26,000
Changes in the fair value of warrants	959,000				3,605,000		10,571,000
Loss before provision for income tax	(7,626,000)		(2,000)	(2,000)	(11,708,000)		(11,912,000)
Provision for income tax	0				0
Net loss	(7,626,000)	$ (119,000)	$ (2,000)	$ (2,000)	(11,708,000)	$ (121,000)	$ (11,912,000)
Class A Common Stock
Other income (expense) ?
Income from Trust Account	$ 9,000				$ 29,000
Weighted average common shares outstanding - basic and diluted	17,250,000				17,250,000		17,114,000
Net income per common share ? basic and diluted	$ 0.00		$ 0.00	$ 0.00	$ 0.00		$ 0.00
Class B Common Stock
Other income (expense) ?
Weighted average common shares outstanding - basic and diluted	4,312,500		4,312,500	4,312,500	4,312,500		4,007,500
Net income per common share ? basic and diluted	$ (1.77)		$ 0.00	$ 0.00	$ (2.71)		$ (2.97)